Investments - Gross Unrealized Losses for Fixed Maturities (Details) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 44,857.0	$ 13,052.3
Fixed maturities, Less than twelve months, Gross unrealized losses	6,096.3	150.9
Fixed maturities, Greater than or equal to twelve months, Fair value	8,496.1	2,740.3
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	1,645.1	137.1
Fixed maturities, Total, Fair value	53,353.1	15,792.6
Fixed maturities, Total, Gross unrealized losses	$ 7,741.4	$ 288.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Percent Investment Grade (as a percent)	94.00%	91.00%
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Average Price (percent of carrying value to amortized cost)	87.00%	98.00%
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less Than Twelve Months	7,589	1,805
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Less Than Twelve Months (percent of carrying value to amortized cost)	88.00%	99.00%
Available-for-sale Securities in Unrealized Loss Positions, Percent Investment Grade, Less Than Twelve Months (as a percent)	95.00%	90.00%
Available-for-sale Securities in Unrealized Loss Position, Aggregate Losses On Investment Grade Investments, Less Than Twelve Months	$ 5,920.4	$ 138.9
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Twelve Months or Longer | security	1,654	459
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	84.00%	95.00%
U.S. government and agencies
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 1,505.5	$ 128.2
Fixed maturities, Less than twelve months, Gross unrealized losses	207.0	3.4
Fixed maturities, Greater than or equal to twelve months, Fair value	180.4	386.3
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	41.8	30.9
Fixed maturities, Total, Fair value	1,685.9	514.5
Fixed maturities, Total, Gross unrealized losses	248.8	$ 34.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)		93.00%
Non-U.S. governments
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	373.0	$ 57.5
Fixed maturities, Less than twelve months, Gross unrealized losses	56.7	2.0
Fixed maturities, Greater than or equal to twelve months, Fair value	19.9
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	7.1
Fixed maturities, Total, Fair value	392.9	57.5
Fixed maturities, Total, Gross unrealized losses	63.8	2.0
States and political subdivisions
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	5,243.6	681.0
Fixed maturities, Less than twelve months, Gross unrealized losses	999.7	10.3
Fixed maturities, Greater than or equal to twelve months, Fair value	387.8	100.3
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	126.9	6.0
Fixed maturities, Total, Fair value	5,631.4	781.3
Fixed maturities, Total, Gross unrealized losses	$ 1,126.6	16.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	75.00%
Corporate debt securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 26,668.2	4,538.4
Fixed maturities, Less than twelve months, Gross unrealized losses	3,875.1	59.0
Fixed maturities, Greater than or equal to twelve months, Fair value	2,625.4	1,252.3
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	654.9	67.1
Fixed maturities, Total, Fair value	29,293.6	5,790.7
Fixed maturities, Total, Gross unrealized losses	$ 4,530.0	$ 126.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	80.00%	95.00%
Residential mortgage-backed pass-through securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 1,201.7	$ 945.6
Fixed maturities, Less than twelve months, Gross unrealized losses	97.6	10.0
Fixed maturities, Greater than or equal to twelve months, Fair value	574.8	76.7
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	104.7	2.2
Fixed maturities, Total, Fair value	1,776.5	1,022.3
Fixed maturities, Total, Gross unrealized losses	202.3	12.2
Commercial mortgage-backed securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	3,622.3	1,293.3
Fixed maturities, Less than twelve months, Gross unrealized losses	480.7	15.4
Fixed maturities, Greater than or equal to twelve months, Fair value	1,113.9	289.8
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	220.9	15.3
Fixed maturities, Total, Fair value	4,736.2	1,583.1
Fixed maturities, Total, Gross unrealized losses	$ 701.6	$ 30.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	83.00%
Collateralized mortgage obligation security
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 2,830.1
Fixed maturities, Less than twelve months, Gross unrealized losses	88.8
Fixed maturities, Greater than or equal to twelve months, Fair value	1,327.2
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	54.4
Fixed maturities, Total, Fair value	4,157.3
Fixed maturities, Total, Gross unrealized losses	$ 143.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	81.00%	95.00%
Collateralized debt obligations
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 3,412.6	$ 1,571.0
Fixed maturities, Less than twelve months, Gross unrealized losses	290.7	2.8
Fixed maturities, Greater than or equal to twelve months, Fair value	2,266.7	423.9
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	434.4	6.7
Fixed maturities, Total, Fair value	5,679.3	1,994.9
Fixed maturities, Total, Gross unrealized losses	$ 725.1	$ 9.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)		98.00%
Other debt obligations
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value		$ 3,837.3
Fixed maturities, Less than twelve months, Gross unrealized losses		48.0
Fixed maturities, Greater than or equal to twelve months, Fair value		211.0
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses		8.9
Fixed maturities, Total, Fair value		4,048.3
Fixed maturities, Total, Gross unrealized losses		$ 56.9